Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Bad debts and impairment provisions	$ 80,714	$ 79,563	$ 79,738
Safety production funds	395,569	389,930	390,785
Total	$ 476,283	$ 469,493	$ 470,523